Accounts Receivable, net (Including Related and Unrelated Parties) (Details 1) - TWD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Notes and Accounts Receivable [Line Items]
Accounts Receivable, Net Including Related Parties	$ 40,591,273	$ 48,243,401
Financial assets past due but not impaired [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Accounts Receivable, Net Including Related Parties	572,806	541,852
Not later than two months [Member] | Financial assets past due but not impaired [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Accounts Receivable, Net Including Related Parties	560,016	531,327
Later than two months and not later than six months [member] | Financial assets past due but not impaired [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Accounts Receivable, Net Including Related Parties	12,790	9,505
Later than six months [member] | Financial assets past due but not impaired [member]
Disclosure of Notes and Accounts Receivable [Line Items]
Accounts Receivable, Net Including Related Parties	$ 0	$ 1,020